Offerings	Nov. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.375% Senior Notes due 2025
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement relates to offers and sales of an indeterminate amount of the 4.375% Senior Notes due 2025, the 8.000% Senior Notes due 2028, the 6.600% Senior Notes due 2029 and the 6.150% Senior Notes due 2030 (collectively, the “Notes”) of BGC Group, Inc. (the “Registrant”) in connection with market-making transactions in the Notes by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended, no filing fee is required for the registration of an indeterminate amount of the Notes to be offered and sold in market-making transactions by affiliates of the Registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	8.000% Senior Notes due 2028
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.600% Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.150% Senior Notes due 2030
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.